Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2019
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Oct. 31, 2018
Trillium P21 Global Equity Fund | Retail Class
Prospectus:
Trading Symbol	PORTX
Trillium P21 Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	PORIX